TRADE PAYABLES - AGING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 2,073,922	$ 317,842		¥ 1,538,098
Within 1 year [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	1,874,224			1,424,775
Over 1 year but within 2 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	146,717			61,371
Over 2 years but within 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	8,993			16,726
Over 3 years [member]
Disclosure of aging analysis of trade payables [line items]
Trade payables	¥ 43,988			¥ 35,226

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.